Novo Nordisk A/S (B Shares) ADRhedged™
Schedule of Investments
March 31, 2025 (Unaudited)
1
Shares Value
Common Stocks
— 96.9%
Health Care — 96.9%
Novo Nordisk A/S, ADR
(Cost $935,293) .......................................................................................................... 11,177 $ 776,131
Short-Term Investment
— 1.6%
Money Market Funds — 1.6%
Dreyfus Treasury Securities Cash Management Institutional Shares, 4.17%
(a)
(Cost $12,677) ........................................................................................................... 12,677 12,677
Total Investments — 98.5%
(Cost $947,970) 788,808
Assets in excess of Other Liabilities,
Net — 1.5% 11,724
Net Assets — 100% $ 800,532
_______________
(a) Reflects the 7-day yield at March 31, 2025.
ADR : American Depositary Receipt
At March 31, 2025, the Fund had the following currency swaps outstanding:
Counterparty
Settlement
Date
*
Currency to Deliver Currency to Receive
Unrealized
Appreciation
Unrealized
Depreciation
CIBC 04/01/25 DKK 5,406,554 USD 784,179 $ 1,380 $ —
CIBC 04/01/25 USD 782,810 DKK 5,406,554 — (12)
CIBC 04/02/25 DKK 5,349,675 USD 774,566 3 —
Total Unrealized Appreciation/(Depreciation) $ 1,383
$ (12)
* The currency hedge contracts have an automatic extension on the maturity date, however the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.
Currency Abbreviations
USD U.S. Dollar
DKK Danish Krone